Consolidated Statements of Operations $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 MXN ($) $ / shares	Dec. 31, 2018 MXN ($) $ / shares	Dec. 31, 2017 MXN ($) $ / shares
Operating revenues (Notes 1d and 24):
Fare revenues	$ 1,227,368	$ 23,129,991	$ 18,487,858	$ 17,791,317
Other passenger revenues	560,844	10,569,208	7,892,497	6,098,504
Passenger revenues	1,788,212	33,699,199	26,380,355	23,889,821
Other non-passenger revenues (Note 1d)	47,629	897,586	697,357	727,392
Cargo	12,143	228,836	227,438	170,973
Non-derivatives financial instruments	(3,871)	(72,949)
Operating revenues	1,844,113	34,752,672	27,305,150	24,788,186
Other operating income (Note 20)	(17,363)	(327,208)	(621,973)	(96,765)
Fuel expense, net	616,925	11,626,069	10,134,982	7,255,636
Landing, take-off and navigation expenses	271,076	5,108,489	4,573,319	4,002,744
Depreciation of right of use assets (Note 14)	249,558	4,702,971	4,043,691	3,437,903
Salaries and benefits	191,071	3,600,762	3,125,393	2,823,647
Maintenance expenses	78,982	1,488,431	1,497,989	1,418,253
Sales, marketing and distribution expenses	76,818	1,447,637	1,501,203	1,691,524
Aircraft and engine variable lease expenses	51,030	961,657	956,010	1,429,595
Other operating expenses (Note 20)	59,056	1,112,927	1,059,098	1,034,258
Depreciation and amortization (Notes 12 and 13)	35,845	675,514	500,641	548,687
Operating income	231,115	4,355,423	534,797	1,242,704
Finance income (Note 21)	11,027	207,799	152,603	105,795
Finance cost (Note 21)	(120,446)	(2,269,829)	(1,876,312)	(1,515,281)
Foreign exchange gain (loss), net	76,439	1,440,501	(103,790)	683,039
Income (loss) before income tax	198,135	3,733,894	(1,292,702)	516,257
Income tax (expense) benefit (Note 19)	(58,096)	(1,094,831)	349,820	(237,586)
Net income (loss)	$ 140,039	$ 2,639,063	$ (942,882)	$ 278,671
Earnings (loss) per share basic: | (per share)	$ 0.138	$ 2.608	$ (0.932)	$ 0.275
Earnings (loss) per share diluted: | (per share)	$ 0.138	$ 2.608	$ (0.932)	$ 0.275